Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2017
Organization and Principal Activities [Abstract]
Schedule of major subsidiaries and VIE
As of December 31, 2017, the Company’s major subsidiaries and VIE are as follows:

	Date of incorporation	Place of incorporation	Legal ownership
Subsidiaries:
Baozun Hong Kong Holding Limited	10-Jan-14	HK	100%
Shanghai Baozun E-Commerce Limited	11-Nov-03	PRC	100%
Shanghai Bodao E-Commerce Limited	30-Mar-10	PRC	100%
Shanghai Yingsai Advertisement Limited	30-Mar-10	PRC	100%
Baozun Hongkong Limited	11-Sep-13	HK	100%
Shanghai Fengbo E-Commerce Limited	29-Dec-11	PRC	100%
Baozun Hongkong Investment Limited	21-July-15	HK	100%
Baotong Hong Kong Holding Limited	5-May-16	HK	100%
Baotong E-logistics Technology (Suzhou) Limited	27-March-17	PRC	100%

VIE:
Shanghai Zunyi Business Consulting Ltd.	31-Dec-10	PRC	N/A

Schedule of amounts and balances of Shanghai Zunyi were included in the Group's consolidated financial statement after the elimination of intercompany balances and transactions
The following amounts and balances of Shanghai Zunyi were included in the Group’s consolidated financial statement after the elimination of intercompany balances and transactions:

	As of December 31,
	2016	2017
	RMB	RMB
Cash and cash equivalent	1,736	3,554
Accounts receivable, net	15,151	124,930
Inventories	4,912	104
Advance to suppliers	1,084	369
Amounts due from related parties	28,946	67,335
Prepayments and other current assets	4,045	5,180
Investment in a cost method investee	6,750	5,464
Property and equipment, net	177	7
Intangible assets	83	221
Other non-current assets	791	662
Total assets	63,675	207,826
Accounts payable	1,198	4,715
Accrued expenses and other current liabilities	34,240	28,002
Total Liabilities	35,438	32,717

	For Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues	92,983	101,244	253,551
Operating expenses	123,284	84,952	182,715
Net income (loss)	(30,301)	16,085	71,102
Net cash provided by operating activities	1,573	3,405	959
Net cash provided by (used in) investing activities	(107)	(6,938)	859
Net cash provided by financing activities	-	-	-